Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Long Term Debt [Abstract]
Long-Term Debt

LONG-TERM DEBT

	2017	2016
Senior Credit Facility	$—	$—
Unsecured senior notes:
6.625% senior notes due 2020 (US$ nil)	—	499,150
6.5% senior notes due 2021 (US$248.6 million)	312,601	427,818
7.75% senior notes due 2023 (US$350.0 million)	440,062	469,945
5.25% senior notes due 2024 (US$400.0 million)	502,928	537,080
7.125% senior notes due 2026 (US$400.0 million)	502,928	—
	1,758,519	1,933,993
Less net unamortized debt issue costs	(28,082)	(27,059)
	$1,730,437	$1,906,934

	Senior Credit Facility	Unsecured senior notes	Debt issue costs	Total
Balance December 31, 2016	$—	$1,933,993	$(27,059)	$1,906,934
Changes from financing cash flows:
Proceeds from issue of senior notes	—	509,180	—	509,180
Redemption of senior notes	—	(571,975)	—	(571,975)
Payment of debt issue costs	—	—	(9,196)	(9,196)
	—	(62,795)	(9,196)	(71,991)
Loss on redemption of unsecured senior notes	—	9,021	—	9,021
Amortization of debt issue costs	—	—	8,173	8,173
Foreign exchange adjustment	—	(121,700)	—	(121,700)
Balance December 31, 2017	$—	$1,758,519	$(28,082)	$1,730,437

Long-Term Debt Obligations	Long-term debt obligations at December 31, 2017 will mature as follows:
2021	$312,601
Thereafter	1,445,918
$1,758,519

Condensed Consolidating Statement of Financial Position

Condensed Consolidating Statement of Financial Position as at December 31, 2017

	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Total
Assets
Cash	$20,843	$5,422	$38,816	$—	$65,081
Other current assets	38,558	261,883	76,221	3	376,665
Intercompany receivables	93,662	2,669,280	84,861	(2,847,803)	—
Investments in subsidiaries	4,822,876	61	—	(4,822,937)	—
Property, plant and equipment	64,605	2,659,831	449,917	(529)	3,173,824
Intangibles	25,644	2,472	—	—	28,116
Goodwill	—	205,167	—	—	205,167
Other long-term assets	—	53,908	3,051	(12,881)	44,078
Total assets	$5,066,188	$5,858,024	$652,866	$(7,684,147)	$3,892,931
Liabilities and shareholders’ equity
Current liabilities	$36,331	$124,482	$48,812	$—	$209,625
Intercompany payables and debt	1,795,141	1,000,167	52,495	(2,847,803)	—
Long-term debt	1,730,437	—	—	—	1,730,437
Other long-term liabilities	135,053	17,978	2,383	(12,881)	142,533
Total liabilities	3,696,962	1,142,627	103,690	(2,860,684)	2,082,595
Shareholders’ equity	1,369,226	4,715,397	549,176	(4,823,463)	1,810,336
Total liabilities and shareholders’ equity	$5,066,188	$5,858,024	$652,866	$(7,684,147)	$3,892,931

Condensed Consolidating Statement of Financial Position as at December 31, 2016

	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Total
Assets
Cash	$61,794	$13,138	$40,773	$—	$115,705
Other current assets	43,630	210,125	102,147	3	355,905
Intercompany receivables	1,475,431	3,024,724	68,767	(4,568,922)	—
Investments in subsidiaries	4,913,785	60	—	(4,913,845)	—
Property, plant and equipment	78,849	3,023,968	539,214	(142)	3,641,889
Intangibles	3,316	—	—	—	3,316
Goodwill	—	207,399	—	—	207,399
Total assets	$6,576,805	$6,479,414	$750,901	$(9,482,906)	$4,324,214
Liabilities and shareholders’ equity
Current liabilities	$42,657	$126,870	$71,209	$—	$240,736
Intercompany payables and debt	3,071,032	1,412,257	85,633	(4,568,922)	—
Long-term debt	1,906,934	—	—	—	1,906,934
Other long- term liabilities	181,940	32,781	(295)	—	214,426
Total liabilities	5,202,563	1,571,908	156,547	(4,568,922)	2,362,096
Shareholders’ equity	1,374,242	4,907,506	594,354	(4,913,984)	1,962,118
Total liabilities and shareholders’ equity	$6,576,805	$6,479,414	$750,901	$(9,482,906)	$4,324,214

Condensed Consolidating Statement of Loss

Condensed Consolidating Statement of Loss for the Year ended December 31, 2017

	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Total
Revenue	$89	$1,138,049	$190,401	$(7,315)	$1,321,224
Operating expense	138	809,233	124,115	(7,315)	926,171
General and administrative expense	35,605	44,932	9,535	—	90,072
Earnings (loss) before income taxes, loss on redemption and repurchase of unsecured senior notes, finance charges, foreign exchange, impairment of property, plant and equipment and depreciation and amortization	(35,654)	283,884	56,751	—	304,981
Depreciation and amortization	13,118	302,958	61,450	220	377,746
Impairment of property, plant and equipment	—	15,313	—	—	15,313
Operating loss	(48,772)	(34,387)	(4,699)	(220)	(88,078)
Foreign exchange	(2,375)	(889)	294	—	(2,970)
Finance charges	138,027	(68)	(31)	—	137,928
Loss on redemption and repurchase of unsecured senior notes	9,021	—	—	—	9,021
Equity in loss of subsidiaries	(12,383)	—	—	12,383	—
Loss before tax	(181,062)	(33,430)	(4,962)	(12,603)	(232,057)
Income taxes	(47,567)	(59,120)	6,666	—	(100,021)
Net loss	$(133,495)	$25,690	$(11,628)	$(12,603)	$(132,036)

Condensed Consolidating Statement of Loss for the Year ended December 31, 2016

	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Total
Revenue	$103	$846,867	$169,287	$(13,024)	$1,003,233
Operating expense	160	551,538	123,041	(13,024)	661,715
General and administrative expense	37,193	59,323	11,173	—	107,689
Restructuring	285	5,469	—	—	5,754
Earnings (loss) before income taxes, loss on redemption and repurchase of unsecured senior notes, finance charges, foreign exchange, gain re-measurement of property, plant and equipment and depreciation and amortization	(37,535)	230,537	35,073	-	228,075
Depreciation and amortization	13,828	324,649	52,957	225	391,659
Gain on re-measurement of property, plant and equipment	—	(7,605)	—	—	(7,605)
Operating loss	(51,363)	(86,507)	(17,884)	(225)	(155,979)
Foreign exchange	6,731	(2,121)	1,398	—	6,008
Finance charges	146,053	118	189	—	146,360
Loss on redemption and repurchase of unsecured senior notes	239	—	—	—	239
Equity in loss of subsidiaries	23,042	—	—	(23,042)	—
Loss before tax	(227,428)	(84,504)	(19,471)	22,817	(308,586)
Income taxes	(72,098)	(83,404)	2,471	—	(153,031)
Net loss	$(155,330)	$(1,100)	$(21,942)	$22,817	$(155,555)

Condensed Consolidating Statement of Comprehensive Loss

Condensed Consolidating Statement of Comprehensive Loss for the Year ended December 31, 2017

	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Total
Net loss	$(133,495)	$25,690	$(11,628)	$(12,603)	$(132,036)
Other comprehensive income (loss)	121,699	(110,717)	(35,661)	(167)	(24,846)
Comprehensive loss	$(11,796)	$(85,027)	$(47,289)	$(12,770)	$(156,882)

Condensed Consolidating Statement of Comprehensive Loss for the Year ended December 31, 2016

	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Total
Net loss	$(155,330)	$(1,100)	$(21,942)	$22,817	$(155,555)
Other comprehensive income (loss)	66,963	(62,459)	(11,270)	(2,879)	(9,645)
Comprehensive income (loss)	$(88,367)	$(63,559)	$(33,212)	$19,938	$(165,200)

Condensed Consolidating Statement of Cash Flow

Condensed Consolidating Statement of Cash Flow for the Year ended December 31, 2017

	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Total
Cash provided by (used in):
Operations	$(160,698)	$243,364	$33,889	$—	$116,555
Investments	191,638	(58,942)	(11,152)	(212,694)	(91,150)
Financing	(73,784)	(190,360)	(22,334)	212,694	(73,784)
Effects of exchange rate changes on cash and cash equivalents	1,893	(1,778)	(2,360)	—	(2,245)
Decrease in cash and cash equivalents	(40,951)	(7,716)	(1,957)	—	(50,624)
Cash and cash equivalents, beginning of year	61,794	13,138	40,773	—	115,705
Cash and cash equivalents, end of year	$20,843	$5,422	$38,816	$—	$65,081

Condensed Consolidating Statement of Cash Flow for the Year ended December 31, 2016

	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Total
Cash provided by (used in):
Operations	$(185,430)	$298,342	$9,596	$—	$122,508
Investments	145,451	(65,939)	(149,151)	(144,286)	(213,925)
Financing	(218,324)	(257,263)	112,977	144,286	(218,324)
Effects of exchange rate changes on cash and cash equivalents	(10,661)	(5,041)	(3,611)	—	(19,313)
Increase (decrease) in cash and cash equivalents	(268,964)	(29,901)	(30,189)	—	(329,054)
Cash and cash equivalents, beginning of year	330,758	43,039	70,962	—	444,759
Cash and cash equivalents, end of year	$61,794	$13,138	$40,773	$-	$115,705